WILLIAMS LAW GROUP, P.A.
2503 W. Gardner Ct.
Tampa FL 33611
Phone: 813-831-9348
Fax: 813-832-5284
e-mail: wmslaw@tampabay.rr.com

May 26, 2005

Andrew Schoeffler, Esq.
United States Securities and Exchange Commission
Division of Corporation Finance
Washington, D.C. 20549-0408

Re: Poly-Pacific International, Inc.
Registration Statement on Form 20-FR
Amendment No. 1.
File No. 000-51180

Dear Mr. Schoeffler:

We have enclosed the above Amendment No. 1.

We are sending a marked copy under separate cover. The page numbers in the response table correspond to the page numbers in the marked copy.

We trust we have addressed all comments. Thank you for your consideration.

Sincerely,

/s/ Michael Williams

Michael T. Williams, Esq.